AMSOUTH
EQUITY INCOME FUND

PORTFOLIO MANAGER

CHRISTOPHER WILES, CFA
President
Rockhaven Asset Management

PERFORMANCE OVERVIEW

[CHART]

10/23/1997 - 6/30/2002
GROWTH OF A $10,000 INVESTMENT

                                 AMSOUTH EQUITY INCOME FUND    S&P 500 INDEX
----------------------------------------------------------------------------
                                         $10,000                $10,000
       11/30/1997                        $10,079                $10,463
       12/31/1997                        $10,257                $10,643
        1/31/1998                        $10,356                $10,761
        2/28/1998                        $11,028                $11,537
        3/31/1998                        $11,423                $12,128
        4/30/1998                        $11,407                $12,250
        5/31/1998                        $11,151                $12,039
        6/30/1998                        $11,184                $12,528
        7/31/1998                        $10,781                $12,395
        8/31/1998                         $9,452                $10,603
        9/30/1998                         $9,825                $11,282
       10/31/1998                        $10,570                $12,200
       11/30/1998                        $11,225                $12,939
       12/31/1998                        $11,524                $13,685
        1/31/1999                        $11,892                $14,257
        2/28/1999                        $11,527                $13,814
        3/31/1999                        $11,838                $14,367
        4/30/1999                        $12,330                $14,923
        5/31/1999                        $11,998                $14,571
        6/30/1999                        $12,621                $15,380
        7/31/1999                        $12,383                $14,899
        8/31/1999                        $12,337                $14,826
        9/30/1999                        $12,039                $14,419
       10/31/1999                        $12,893                $15,332
       11/30/1999                        $13,292                $15,643
       12/31/1999                        $14,404                $16,565
        1/31/2000                        $14,556                $15,733
        2/29/2000                        $15,009                $15,435
        3/31/2000                        $15,610                $16,945
        4/30/2000                        $15,039                $16,435
        5/31/2000                        $14,621                $16,098
        6/30/2000                        $15,205                $16,494
        7/31/2000                        $14,639                $16,237
        8/31/2000                        $16,179                $17,245
        9/30/2000                        $15,341                $16,335
       10/31/2000                        $14,872                $16,266
       11/30/2000                        $13,291                $14,983
       12/31/2000                        $14,097                $15,057
        1/31/2001                        $14,628                $15,591
        2/28/2001                        $13,401                $14,169
        3/31/2001                        $12,623                $13,272
        4/30/2001                        $13,518                $14,303
        5/31/2001                        $13,625                $14,399
        6/30/2001                        $12,932                $14,048
        7/31/2001                        $12,773                $13,910
        8/31/2001                        $12,160                $13,039
        9/30/2001                        $11,340                $11,986
       10/31/2001                        $11,654                $12,215
       11/30/2001                        $12,217                $13,152
       12/31/2001                        $12,551                $13,267
        1/31/2002                        $12,606                $13,072
        2/28/2002                        $12,623                $12,820
        3/31/2002                        $13,031                $13,302
        4/30/2002                        $12,599                $12,496
        5/31/2002                        $12,305                $12,404
        6/30/2002                      11,299.52                $11,520


AVERAGE ANNUAL RETURNS (Inception 10/23/97)

                   1 YEAR   SINCE INCEPTION
Equity Income     - 12.63%        2.64%
S&P 500           - 17.99%        3.34%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH EQUITY INCOME FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

The AmSouth Equity Income Fund (Variable Annuity) provided a total return of -9.97% for the six-month period ended June 30, 2002. In comparison, the return of the S&P 500 Index(1) was -13.16%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S MODEST OUTPERFORMANCE?

It's been a very difficult period for stocks. A major factor in our outperforming the S&P 500 was the fact that we didn't own the stocks of companies that were tainted by scandal - such as Worldcom and Tyco - and whose stock prices were hammered. What we didn't own was nearly as important to our performance as what we did own.

The Fund also benefited from investors' preference for less speculative stocks that offered some cushion in the form of higher dividends. Our approach is to be sector-neutral, meaning we don't try to guess whether value stocks are going to outperform growth stocks, or vice versa. At the same time, we are a core equity fund with an income bias. We do own growth stocks; we just gravitate toward those with above-average dividend yields. So while growth in general didn't do well, our growth holdings were enhanced by their yields.

Our best-performing sector was consumer staples. Although the market fell sharply, the economy showed signs of recovery and consumers continued to buy basic items such as toothpaste and soda pop. Some of our more successful holdings included Anheuser Busch (2.0% of the portfolio's assets), Pepsi (2.2%) and Colgate Palmolive (1.7%). These companies produced good earnings stories and boasted balance sheets that were very clean; there were no accounting skeletons in their closets.

As of June 30, 2002, the portfolio's five largest holdings were L-3 Communications (3.3%), FPL Group (3.0%), Wal-Mart Stores, Inc (2.9%), Pharmacia Corp (2.9%) and Host Marriott (2.7%)(2). We also were successful in providing an above-average yield. As of June 30, the fund's yield was approximately 2.0%, versus 1.6% for the S&P 500 Index.

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

"Rebound" is a tough word to use in a bear market, but we believe that the risk/reward equation favors investors who own stocks at this stage of the game. We have near-record low interest rates, tame inflation and a growing economy. Once we work through the corporate accounting nightmare, a lot of stocks are going to look attractive, especially compared to bonds. In fact, we think that the biggest risk going forward is playing it too safe and possibly missing a portion of a recovering stock market.

(1) The performance of the AmSouth Equity Income Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(2)  The Fund's portfolio composition is subject to change.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

  SHARES
    OR
PRINCIPAL                   SECURITY
  AMOUNT                  DESCRIPTION                    VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS & SECURITIES
CONVERTIBLE COMMON STOCKS -- 98.7%
            CONSUMER DISCRETIONARY -- 12.6%
$1,645,000  Costco Co., CVT. BD, 0.00%, 8/19/17.....  $ 1,451,713
    18,200  Johnson Controls, Inc...................    1,485,302
    20,500  Lennar Corp.............................    1,254,600
    21,000  Outback Steakhouse, Inc. (b)............      737,100
    33,000  Wal-Mart Stores, Inc....................    1,815,330
    60,000  Walt Disney (The) Co....................    1,134,000
                                                      -----------
                                                        7,878,045
                                                      -----------
            CONSUMER STAPLES -- 10.2%
    25,450  Anheuser-Busch Cos., Inc................    1,272,500
    21,500  Colgate-Palmolive Co....................    1,076,075
    33,000  Dean Foods Co. (b)......................    1,230,900
    28,240  PepsiCo, Inc............................    1,361,168
$1,150,000  Performance Food Group Co., CVT. BD.,
             5.50%, 10/16/08, Callable 10/16/04 @
             103.14.................................    1,421,688
                                                      -----------
                                                        6,362,331
                                                      -----------
            ENERGY -- 7.4%
    28,888  Apache Corp.............................    1,660,482
    39,910  Exxon Mobil Corp........................    1,633,117
    38,800  Nabors Industries, Ltd. (b).............    1,369,640
                                                      -----------
                                                        4,663,239
                                                      -----------
            FINANCE -- 20.2%
    40,400  American Express Co.....................    1,467,328
    23,200  Bank of America Corp....................    1,632,352
    32,735  Citigroup, Inc..........................    1,268,481
    18,000  Goldman Sachs Group, Inc................    1,320,300
    39,450  Host Marriott Financial Trust, CVT.
             PFD., 6.75%, 12/2/26...................    1,671,694
    20,900  Lehman Brothers Holdings, Inc...........    1,306,668
    19,500  MBIA, Inc...............................    1,102,335
    22,800  Prudential Financial, Inc...............    1,313,280
    19,300  Washington Mutual, Inc., CVT. PFD.,
             8.00%, 8/16/04 (PIES)..................    1,578,740
                                                      -----------
                                                       12,661,178
                                                      -----------
            HEALTH CARE -- 13.4%
    25,700  Abbott Laboratories.....................      967,605
  $850,000  Amerisource Health Corp. CVT. BD.,
             5.00%, 12/1/07.........................    1,362,125
    20,000  Amgen, Inc. (b).........................      837,600
    15,000  Anthem, Inc., CVT. PFD., 6.00%,
             11/15/04...............................    1,245,750
    25,446  Johnson & Johnson.......................    1,329,808
    48,000  Pharmacia Corp..........................    1,797,600
    18,000  Universal Health Services, Inc (b)......      882,000
                                                      -----------
                                                        8,422,488
                                                      -----------

  SHARES
    OR
PRINCIPAL                   SECURITY
  AMOUNT                  DESCRIPTION                    VALUE
----------  ----------------------------------------  -----------
            INDUSTRIALS -- 11.3%
    13,300  3M Co...................................  $ 1,635,900
    33,500  General Electric Co.....................      973,175
    15,350  Illinois Tool Works, Inc................    1,048,405
$1,425,000  L-3 Communications, Inc., CVT. BD.,
             5.25%, 6/1/09..........................    2,096,531
    26,700  W.W. Grainger, Inc......................    1,337,670
                                                      -----------
                                                        7,091,681
                                                      -----------
            MATERIALS -- 2.9%
    31,600  Alcoa, Inc..............................    1,047,540
    30,000  Newmont Mining Corp.....................      789,900
                                                      -----------
                                                        1,837,440
                                                      -----------
            TECHNOLOGY -- 13.6%
$1,220,000  Affiliated Computer Services, CVT. BD.,
             3.50%, 2/15/06.........................    1,544,825
    59,500  Cisco Systems, Inc. (b).................      830,025
    34,000  Dell Computer Corp. (b).................      888,760
    50,500  Intel Corp..............................      922,635
    20,400  Linear Technology Corp..................      641,172
    29,150  Microsoft Corp. (b).....................    1,594,505
    70,000  Oracle Corp. (b)........................      662,900
    15,000  Siebel Systems, Inc. (b)................      213,300
  $430,000  Siebel Systems, Inc., CVT. BD., 5.50%,
             9/15/06................................      421,400
    33,620  Texas Instruments, Inc..................      796,794
                                                      -----------
                                                        8,516,316
                                                      -----------
            TELECOM SERVICES -- 4.1%
    42,000  BellSouth Corp..........................    1,323,000
    40,000  SBC Communications, Inc.................    1,220,000
                                                      -----------
                                                        2,543,000
                                                      -----------
            UTILITIES -- 3.0%
    34,000  FPL Group, Inc., CVT. PFD., 8.50%,
             2/16/05................................    1,883,940
                                                      -----------
            Total Common Stocks & Securities
             Convertible to Common Stocks...........   61,859,658
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

INVESTMENT COMPANIES -- 1.2%
    80,752  First American Treasury Obligations
             Money Market Fund......................  $    80,752
     6,600  S & P 500 Depositary Receipt............      653,136
                                                      -----------
            Total Investment Companies..............      733,888
                                                      -----------
            TOTAL (COST $64,334,765) -- 99.9% (a)...  $62,593,546
                                                      ===========

------------------------------

Percentages indicated are based on net assets of $62,676,663.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 3,359,154
Unrealized depreciation.....................................   (5,100,373)
                                                              -----------
Net unrealized depreciation.................................  $(1,741,219)
                                                              ===========

(b)  Represents non-income producing security.

CVT. -- Convertible Bond
BD.
CVT. -- Convertible Preferred
PFD.
PIES -- Premium Income Equity Securities

BREAKDOWN OF SECTORS*
---------------------
Common Stocks                             75.2%
Convertible Bonds                         13.3%
Convertible Preferred Stocks              10.2%
Investment Companies                       1.2%
                                          ----
TOTAL                                     99.9%
                                          ====

  *  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $64,334,765)........  $62,593,546
  Interest and dividends receivable...............       75,774
  Receivable from investments sold................    1,456,796
  Prepaid expenses and other assets...............        3,570
                                                    -----------
    Total Assets..................................   64,129,686
                                                    -----------
LIABILITIES:
  Payable for investments purchased...............    1,404,233
  Accrued expenses and other payables:
    Investment advisory fees......................       11,503
    Shareholder servicing fees....................       13,558
    Custody fees..................................          325
    Other.........................................       23,404
                                                    -----------
      Total Liabilities...........................    1,453,023
                                                    -----------
NET ASSETS:
    Capital.......................................   80,540,144
    Distributions in excess of net investment
     income.......................................     (177,009)
    Accumulated net realized losses from
     investment transactions......................  (15,945,253)
    Unrealized depreciation from investments......   (1,741,219)
                                                    -----------
      Net Assets..................................  $62,676,663
                                                    ===========
    Outstanding units of beneficial interest
     (shares).....................................    6,029,357
                                                    ===========
    Net Asset Value...............................  $     10.40
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Interest income.................................  $   55,638
  Dividend income.................................     685,697
                                                    ----------
    Total income..................................     741,335
                                                    ----------
EXPENSES:
  Investment advisory fees........................     218,889
  Administration fees.............................      72,964
  Shareholder servicing fees......................      91,203
  Accounting fees.................................      19,502
  Custodian fees..................................       2,189
  Legal fees......................................      24,378
  Transfer agent fees.............................       5,473
  Other fees......................................      17,894
                                                    ----------
    Net expenses..................................     452,492
                                                    ----------
Net Investment Income.............................     288,843
                                                    ----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................  (1,899,437)
  Change in unrealized appreciation/depreciation
   from investments...............................  (5,482,680)
                                                    ----------
    Net realized/unrealized losses from
     investments..................................  (7,382,117)
                                                    ----------
    Change in net assets resulting from
     operations...................................  $(7,093,274)
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED        YEAR ENDED
                                            JUNE 30,     DECEMBER 31,
                                              2002           2001
                                          ------------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income.................  $    288,843   $    846,376
  Net realized losses from investment
   transactions.........................    (1,899,437)   (10,456,978)
  Net realized gains from option
   contracts............................       --             242,788
  Change in unrealized
   appreciation/depreciation from
   investments..........................    (5,482,680)    (1,503,735)
                                          ------------   ------------
  Change in net assets resulting from
   operations...........................    (7,093,274)   (10,871,549)
                                          ------------   ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............      (491,886)    (1,216,833)
                                          ------------   ------------
  Change in net assets from dividends to
   shareholders.........................      (491,886)    (1,216,833)
                                          ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........       531,220     17,045,465
  Dividends reinvested..................       491,886      1,216,833
  Cost of shares redeemed...............    (8,211,022)   (14,249,594)
                                          ------------   ------------
  Change in net assets from capital
   share transactions...................    (7,187,916)     4,012,704
                                          ------------   ------------
  Change in net assets..................   (14,773,076)    (8,075,678)
NET ASSETS:
  Beginning of period...................    77,449,739     85,525,417
                                          ------------   ------------
  End of period.........................  $ 62,676,663   $ 77,449,739
                                          ============   ============
SHARE TRANSACTIONS:
  Issued................................        45,328      1,345,405
  Reinvested............................        42,830        100,090
  Redeemed..............................      (718,326)    (1,242,875)
                                          ------------   ------------
  Change in shares......................      (630,168)       202,620
                                          ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                            SIX MONTHS
                              ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                             JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                               2002           2001             2000             1999             1998          1997 (A)
                           ------------  ---------------  ---------------  ---------------  ---------------  -------------
                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $ 11.63         $ 13.25          $ 13.89          $ 11.26          $ 10.23         $10.00
                             -------         -------          -------          -------          -------         ------
OPERATIONS:
Net investment income....       0.04            0.12             0.21             0.15             0.22           0.03
Net realized/unrealized
 gains (losses) from
 investments and option
 contracts...............      (1.19)          (1.57)           (0.48)            2.64             1.03           0.23
                             -------         -------          -------          -------          -------         ------
Total from operations....      (1.15)          (1.45)           (0.27)            2.79             1.25           0.26
                             -------         -------          -------          -------          -------         ------
DIVIDENDS:
From net investment
 income..................      (0.08)          (0.17)           (0.21)           (0.16)           (0.22)         (0.03)
From net realized gains
 from investment
 transactions............     --             --                 (0.16)         --               --              --
                             -------         -------          -------          -------          -------         ------
Total from dividends.....      (0.08)          (0.17)           (0.37)           (0.16)           (0.22)         (0.03)
                             -------         -------          -------          -------          -------         ------
NET ASSET VALUE, END OF
 PERIOD..................    $ 10.40         $ 11.63          $ 13.25          $ 13.89          $ 11.26         $10.23
                             =======         =======          =======          =======          =======         ======
Total Return.............      (9.97%)(b)      (10.97%)         (2.13%)          25.00%           12.36%          2.27%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period (000)............    $62,677         $77,450          $85,525          $35,554          $22,543         $2,387
Ratio of expenses to
 average net assets......       1.24%(c)        1.19%            1.18%            1.22%            1.14%          1.22%(c)
Ratio of net investment
 income to average net
 assets..................       0.79%(c)        1.01%            1.49%            1.31%            2.13%          2.39%(c)
Ratio of expenses to
 average net assets*.....           (d)             (d)          1.19%            1.37%            1.53%          7.26%(c)
Portfolio turnover.......      75.26%         202.92%          167.96%          110.31%          120.83%          4.00%
------------------------

(a) For the period from October 23, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions/reimbursements during the period.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
SELECT EQUITY FUND

PORTFOLIO MANAGERS

[PHOTO OF NEIL WRIGHT]
NEIL WRIGHT
OakBrook Investments

[PHOTO OF JANNA SAMPSON]
JANNA SAMPSON
OakBrook Investments

[PHOTO OF PETER JANKOVSKIS]
PETER JANKOVSKIS
OakBrook Investments

PERFORMANCE OVERVIEW

[CHART]
5/3/1999-6/30/2002
GROWTH OF A $10,000 INVESTMENT

                                 AMSOUTH SELECT
                                   EQUITY FUND                    S&P 500 INDEX
-------------------------------------------------------------------------------
                                    10,000                              10,000
  5/31/1999                          9,514                               9,764
  6/30/1999                          9,937                              10,306
  7/31/1999                          9,346                               9,984
  8/31/1999                          9,016                               9,935
  9/30/1999                          8,647                               9,662
 10/31/1999                          8,758                              10,274
 11/30/1999                          8,417                              10,483
 12/31/1999                          8,549                              11,100
  1/31/2000                          7,930                              10,542
  2/29/2000                          7,351                              10,343
  3/31/2000                          7,847                              11,355
  4/30/2000                          7,682                              11,013
  5/31/2000                          8,023                              10,787
  6/30/2000                          7,870                              11,053
  7/31/2000                          7,562                              10,880
  8/31/2000                          7,930                              11,556
  9/30/2000                          8,136                              10,946
 10/31/2000                          8,488                              10,900
 11/30/2000                          8,881                              10,040
 12/31/2000                          9,571                              10,089
  1/31/2001                          9,236                              10,447
  2/28/2001                          9,302                               9,495
  3/31/2001                          9,023                               8,893
  4/30/2001                          9,289                               9,584
  5/31/2001                          9,628                               9,649
  6/30/2001                          9,559                               9,414
  7/31/2001                          9,766                               9,321
  8/31/2001                          9,952                               8,738
  9/30/2001                          9,404                               8,032
 10/31/2001                          9,485                               8,185
 11/30/2001                         10,019                               8,813
 12/31/2001                         10,361                               8,890
  1/31/2002                         10,274                               8,760
  2/28/2002                         10,509                               8,591
  3/31/2002                         10,706                               8,915
  4/30/2002                         10,305                               8,374
  5/31/2002                         10,407                               8,312
  6/30/2002                          9,899                               7,720


AVERAGE ANNUAL RETURNS  (Inception 5/3/99)
                 1 YEAR   SINCE INCEPTION
Select Equity     3.56%    -0.32%
S&P 500        - 17.99%    -7.85%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH SELECT EQUITY FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2002, the AmSouth Select Equity Fund (Variable Annuity) provided a total return of -4.46%. In comparison, the return of the S&P 500 Index(1) was -13.16%. The Fund's strong defensive properties and our good stock selection helped us outperform our benchmark by 8.70%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S MODEST OUTPERFORMANCE?

The dominant themes in the market over the past six months were investors' concerns regarding the quality of corporate earnings reports and prospects for earnings growth.The Fund's emphasis on stocks with conservative accounting and reliable earnings growth served it well. During 2002's first quarter, the depressing effect of accounting concerns was counterbalanced by good economic news that bode well for future earnings growth. During the second quarter, financial scandals continued to plague the market and investors were disappointed that the first quarter's strong economic growth failed to translate into equally strong profit growth, particularly at technology companies. Again, the Fund benefited from our emphasis on stable stocks, along with productive stock selection.

Coca-Cola (4.5%) was the top-performing stock in the portfolio, returning 19.70% for the period. Zimmer Holdings (0.2%), Gannett (4.7%) and International Flavors & Fragrances (4.5%) each returned more than 10% for the period. Eighteen of the Fund's 22 holdings outperformed the S&P 500 Index.

As of June 30, 2002, the portfolio's five largest holdings were Sysco (8.1% of the portfolio's assets), Pitney Bowes (7.7%), Automatic Data Processing (7.3%), General Mills (6.7%), and Kimberly-Clark (6.5%)(2).

The Fund also produced a modestly above-average dividend yield. As of June 30, the Fund's yield was 1.9%, versus 1.6% for the S&P 500 Index.

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

We expect stock prices to rally from their unduly depressed mid-year levels, as corporate earnings continue their recovery during the second half of the year. While earnings are likely to rise overall, investors have been and may continue to be disappointed by the rate of progress in certain sectors, notably technology and telecommunications. Given the market's ongoing sensitivity to company-specific accounting issues and possible acts of terrorism, we also expect volatility to remain high. In this challenging environment, we believe investors will continue to seek out stocks with moderate valuations and stable earnings growth, like those held in our Select Equity portfolio.

(1) The performance of the AmSouth Select Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, certain fees were reduced and reimbursed. Had these reductions and reimbursements not been in effect, performance quoted would have been lower.

(2)  The Fund's portfolio composition is subject to change.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

                           SECURITY
 SHARES                  DESCRIPTION                    VALUE
---------  ----------------------------------------  -----------
COMMON STOCKS -- 98.1%
           CONSUMER DISCRETIONARY -- 15.9%
   17,900  Gannett Co., Inc........................  $ 1,358,610
   16,200  Lee Enterprises, Inc....................      567,000
   44,600  McDonald's Corp.........................    1,268,870
   19,100  Snap-On, Inc............................      567,079
    1,500  Washington Post Co., Class B............      817,500
                                                     -----------
                                                       4,579,059
                                                     -----------
           CONSUMER STAPLES -- 43.1%
   23,100  Coca-Cola Co............................    1,293,600
   44,100  General Mills, Inc......................    1,943,928
   40,600  Gillette Co.............................    1,375,122
   45,700  H.J. Heinz Co...........................    1,878,270
   18,000  Hershey Foods Corp......................    1,125,000
   17,238  J.M. Smuckers Co........................      588,333
   30,400  Kimberly-Clark Corp.....................    1,884,800
   86,000  SYSCO Corp..............................    2,340,920
                                                     -----------
                                                      12,429,973
                                                     -----------
           HEALTH CARE -- 7.1%
   30,100  Bristol-Myers Squibb Co.................      773,570
   33,000  Pharmacia Corp..........................    1,235,850
    1,380  Zimmer Holdings, Inc. (b)...............       49,211
                                                     -----------
                                                       2,058,631
                                                     -----------
           INDUSTRIALS -- 27.5%
   48,700  Automatic Data Processing, Inc..........    2,120,885
   11,900  Briggs & Stratton Corp..................      456,246
   28,100  H & R Block, Inc........................    1,296,815

         INDUSTRIALS -- (CONTINUED)

                           SECURITY
 SHARES                  DESCRIPTION                    VALUE
---------  ----------------------------------------  -----------
   55,700  Pitney Bowes, Inc.......................  $ 2,212,404
   70,600  Waste Management, Inc...................    1,839,130
                                                     -----------
                                                       7,925,480
                                                     -----------
           MATERIALS -- 4.5%
           International Flavors &
   40,400   Fragrances, Inc........................    1,312,596
                                                     -----------
           Total Common Stocks.....................   28,305,739
                                                     -----------
INVESTMENT COMPANIES -- 3.7%
1,064,044  BNY Hamilton Money Fund.................    1,065,448
   11,545  BNY Hamilton Treasury Money Fund........       11,545
                                                     -----------
           Total Investment Companies..............    1,076,993
                                                     -----------
           TOTAL (COST $29,621,943) -- 101.8%
           (a).....................................  $29,382,732
                                                     ===========

------------------------------

Percentages indicated are based on net assets of $28,871,521.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $ 1,735,872
Unrealized depreciation..............   (1,975,083)
                                       -----------
Net unrealized depreciation..........  $  (239,211)
                                       ===========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $29,621,943)........  $29,382,732
  Dividends receivable............................      53,172
  Receivable from investment advisor..............       2,486
  Prepaid expenses and other assets...............       1,233
                                                    ----------
    Total Assets..................................  29,439,623
                                                    ----------
LIABILITIES:
  Payable to custodian............................         534
  Payable for investments purchased...............     543,232
  Accrued expenses and other payables:
    Investment advisory fees......................       6,229
    Administration fees...........................           7
    Shareholder servicing fees....................       5,825
    Custody fees..................................         140
    Other.........................................      12,135
                                                    ----------
      Total Liabilities...........................     568,102
                                                    ----------
NET ASSETS:
  Capital.........................................  28,705,141
  Accumulated net investment income...............      14,287
  Accumulated net realized gains from investment
   transactions...................................     391,304
  Unrealized depreciation from investments........    (239,211)
                                                    ----------
    Net Assets....................................  $28,871,521
                                                    ==========
  Outstanding units of beneficial interest
   (shares).......................................   2,982,462
                                                    ==========
  Net Asset Value.................................  $     9.68
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $  209,826
                                                    ----------
    Total income..................................     209,826
                                                    ----------
EXPENSES:
    Investment advisory fees......................      96,521
    Administration fees...........................      24,131
    Shareholder servicing fees....................      30,163
    Accounting fees...............................       6,321
    Custodian fees................................         724
    Transfer agent fees...........................       5,000
    Other fees....................................      15,675
                                                    ----------
      Total expenses before fee
      reductions/reimbursements...................     178,535
    Expenses reduced/reimbursed by Investment
     Advisor......................................     (12,138)
    Expenses reduced by Administrator.............     (12,065)
    Expenses reduced by Transfer Agent............      (3,190)
                                                    ----------
    Net expenses..................................     151,142
                                                    ----------
Net Investment Income.............................      58,684
                                                    ----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM
 INVESTMENTS:
  Net realized gains from investment transactions
   and futures....................................     512,620
  Change in unrealized appreciation/depreciation
   from investments...............................  (1,950,037)
                                                    ----------
    Net realized/unrealized losses from
     investments..................................  (1,437,417)
                                                    ----------
    Change in net assets resulting from
     operations...................................  $(1,378,733)
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2002           2001
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income.................  $    58,684    $    54,744
  Net realized gains from investment
   transactions.........................      512,620        245,658
  Change in unrealized
   appreciation/depreciation from
   investments..........................   (1,950,037)     1,084,384
                                          -----------    -----------
  Change in net assets resulting from
   operations...........................   (1,378,733)     1,384,786
                                          -----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............      (45,228)       (53,913)
                                          -----------    -----------
  Change in net assets from dividends to
   shareholders.........................      (45,228)       (53,913)
                                          -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........   12,310,033     14,719,396
  Dividends reinvested..................       45,228         53,913
  Cost of shares redeemed...............   (1,356,321)    (1,680,741)
                                          -----------    -----------
  Change in net assets from capital
   share transactions...................   10,998,940     13,092,568
                                          -----------    -----------
  Change in net assets..................    9,574,979     14,423,441
NET ASSETS:
  Beginning of period...................   19,296,542      4,873,101
                                          -----------    -----------
  End of period.........................  $28,871,521    $19,296,542
                                          ===========    ===========
SHARE TRANSACTIONS:
  Issued................................    1,211,843      1,558,179
  Reinvested............................        4,444          5,671
  Redeemed..............................     (134,199)      (180,897)
                                          -----------    -----------
  Change in shares......................    1,082,088      1,382,953
                                          ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                SIX MONTHS
                                   ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                 JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                   2002           2001             2000           1999 (A)
                                -----------  ---------------  ---------------  ---------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $ 10.15        $  9.42          $ 8.51           $10.00
                                  -------        -------          ------           ------
OPERATIONS:
Net investment income.........       0.02           0.04            0.08             0.04
Net realized/unrealized gains
 (losses) from investments....      (0.47)          0.73            0.92            (1.49)
                                  -------        -------          ------           ------
Total from operations.........      (0.45)          0.77            1.00            (1.45)
                                  -------        -------          ------           ------
DIVIDENDS:
From net investment income....      (0.02)         (0.04)          (0.07)           (0.04)
From net realized gains from
 investment transactions......     --            --                (0.01)          --
From tax return of capital....     --            --                (0.01)          --
                                  -------        -------          ------           ------
Total from dividends..........      (0.02)         (0.04)          (0.09)           (0.04)
                                  -------        -------          ------           ------
NET ASSET VALUE, END OF
 PERIOD.......................    $  9.68        $ 10.15          $ 9.42           $ 8.51
                                  =======        =======          ======           ======
Total Return..................      (4.46%)(b)        8.26%        11.96%          (14.51%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000)........................    $28,872        $19,297          $4,873           $2,881
Ratio of expenses to average
 net assets...................       1.25%(c)        1.25%          1.24%            1.23%(c)
Ratio of net investment income
 to average net assets........       0.49%(c)        0.52%          0.94%            0.69%(c)
Ratio of expenses to average
 net assets*..................       1.48%(c)        1.63%          3.07%            3.50%(c)
Portfolio turnover............      14.67%         16.43%          43.80%           18.21%
------------------------

(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
CAPITAL GROWTH FUND

PORTFOLIO MANAGER

CHARLES E. WINGER SR., CFA

Sr.Vice President - Investment Officer
Five Points Capital Advisors, Inc.
(sub-advisor)

[CHART]

PERFORMANCE OVERVIEW
5/1/2001 - 6/30/2002
GROWTH OF A $10,000 INVESTMENT

                                       AMSOUTH CAPITAL
                                         GROWTH FUND          S&P 500 INDEX
---------------------------------------------------------------------------
                                                                     10,000
  5/31/2001                              10,000                      10,067
  6/30/2001                               9,850                       9,822
  7/31/2001                               9,360                       9,725
  8/31/2001                               8,460                       9,116
  9/30/2001                               7,410                       8,380
 10/31/2001                               7,860                       8,540
 11/30/2001                               8,750                       9,195
 12/31/2001                               9,000                       9,276
  1/31/2002                                9050                       9,140
  2/28/2002                                8710                       8,964
  3/31/2002                                9140                       9,301
  4/30/2002                                8630                       8,737
  5/31/2002                                8380                       8,673
  6/30/2002                                7730                       8,055

AVERAGE ANNUAL RETURNS (Inception 5/1/01)

         1 YEAR           SINCE INCEPTION
Capital Growth          - 21.52% - 19.80%
S&P 500                 - 17.99% - 16.92%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH CAPITAL GROWTH FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2002, the AmSouth Capital Growth Fund (Variable Annuity) provided a total return of -14.11%. In comparison, during the same period, the S&P 500 Index(1) was down 13.16%, the BARRA Growth Index fell 16.92% and the Lipper Large Cap Average declined 18.89%.

Q. WHY DID THE FUND PERFORM THIS WAY?

Growth stocks continued to suffer, especially in the second quarter of 2002. In fact, the Fund's five largest losers were in the technology sector. The good news was, of those five stocks, three of them each comprised less than 1% of the portfolio. On the winning side, our five biggest gainers were stocks whose positions were greater than 2% of the portfolio. Overall, the Fund benefited from fortuitous individual stock weightings.

Defense and aerospace was the Fund's best-performing group. General Dynamics (2.9% of the portfolio's assets), Boeing (1.2%) and L-3 Communications (2.3%) all rose more than 30% during the six-month period.

We ended the period with 58 positions in our portfolio. We are broadly diversified, and with less than 1% of our assets in cash, we consider the Fund to be fully invested. When the stock market does turn around - and we look for corporate earnings to be better than expected - we believe that this Fund will be positioned to take advantage of upside performance, especially on those particularly explosive days that can drive stock prices higher.

As of June 30, 2002, the portfolio's five largest holdings were Pfizer (3.4%), Applied Materials (3.3%), Microsoft (3.2%), United Technologies (2.9%) and General Dynamics (2.9%)(2).

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

Going into the period in January, following a sharp rally in stocks, especially growth issues, we were cautious about the immediate prospects for the growth sector. Unfortunately, our fears were realized and many growth names, especially technology stocks, did poorly. Looking ahead, however, we believe that once we get second-quarter earnings reports behind us, the market is going to stabilize and begin to rebound. We're especially optimistic about the fourth quarter.

(1) The performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, certain fees were reduced and reimbursed. Had these reductions and reimbursements not been in effect, performance quoted would have been lower.

(2)  The Fund's portfolio composition is subject to change.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 100.0%
        AEROSPACE/DEFENSE -- 9.3%
1,000   Boeing Co...............................  $   45,000
1,000   General Dynamics Corp...................     106,350
1,600   L- 3 Communications Holdings, Inc.
         (b)....................................      86,400
1,600   United Technologies Corp................     108,640
                                                  ----------
                                                     346,390
                                                  ----------
        AIRLINES -- 1.3%
3,000   Southwest Airlines Co...................      48,480
                                                  ----------
        APPAREL -- 1.0%
  700   Nike, Inc., Class B.....................      37,555
                                                  ----------
        BANKING -- 2.0%
1,100   Fifth Third Bancorp.....................      73,315
                                                  ----------
        BEVERAGES -- 2.6%
2,000   PepsiCo, Inc............................      96,400
                                                  ----------
        CHEMICALS -- 0.8%
  500   OM Group, Inc...........................      31,000
                                                  ----------
        COMPUTER HARDWARE -- 4.2%
1,000   Dell Computer Corp. (b).................      26,140
1,100   IBM Corp................................      79,200
4,000   Network Appliance, Inc. (b).............      49,760
                                                  ----------
                                                     155,100
                                                  ----------
        COMPUTER SOFTWARE & SERVICES -- 15.4%
1,500   Affiliated Computer Services, Inc.,
         Class A (b)............................      71,220
1,350   Automatic Data Processing, Inc..........      58,793
4,000   Cisco Systems, Inc. (b).................      55,800
  800   DST Systems, Inc. (b)...................      36,568
4,000   EMC Corp. (b)...........................      30,200
1,500   Emulex Corp. (b)........................      33,780
2,200   Microsoft Corp. (b).....................     120,339
2,500   Network Associates, Inc. (b)............      48,175
1,500   Sungard Data Systems, Inc. (b)..........      39,720
3,850   Veritas Software Corp. (b)..............      76,192
                                                  ----------
                                                     570,787
                                                  ----------
        COSMETICS/TOILETRIES -- 2.4%
1,900   Alberto-Culver Co., Class B.............      90,820
                                                  ----------
        DIVERSIFIED MANUFACTURING -- 3.3%
1,700   General Electric Co.....................      49,385
1,100   Illinois Tool Works, Inc................      75,130
                                                  ----------
                                                     124,515
                                                  ----------
        ELECTRONIC COMPONENTS -- 3.2%
1,900   Altera Corp. (b)........................      25,840
  600   Lexmark International, Inc. (b).........      32,640
  900   NVIDIA Corp. (b)........................      15,462
1,200   QLogic Corp. (b)........................      45,720
                                                  ----------
                                                     119,662
                                                  ----------
        FINANCIAL SERVICES -- 4.0%
1,700   Citigroup, Inc..........................      65,875
2,700   Concord EFS, Inc. (b)...................      81,378
                                                  ----------
                                                     147,253
                                                  ----------
        FOOD DISTRIBUTORS & WHOLESALERS -- 5.0%
2,100   Costco Wholesale Corp. (b)..............      81,102
3,800   SYSCO Corp..............................     103,436
                                                  ----------
                                                     184,538
                                                  ----------
        HEALTH CARE -- 6.7%
1,350   Cardinal Health, Inc....................      82,904
3,200   First Health Group Corp. (b)............      89,728

       HEALTH CARE -- (CONTINUED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
1,500   Johnson & Johnson.......................  $   78,390
                                                  ----------
                                                     251,022
                                                  ----------
        INSURANCE -- 4.1%
2,200   AFLAC, Inc..............................      70,400
1,200   American International Group, Inc.......      81,876
                                                  ----------
                                                     152,276
                                                  ----------
        MEDICAL EQUIPMENT & SUPPLIES -- 2.7%
1,900   Stryker Corp............................     101,669
                                                  ----------
        METALS & MINING -- 2.0%
2,300   Alcoa, Inc..............................      76,245
                                                  ----------
        PHARMACEUTICALS -- 6.9%
1,200   Barr Laboratories, Inc. (b).............      76,236
  800   Forest Laboratories, Inc. (b)...........      56,640
3,600   Pfizer, Inc.............................     126,000
                                                  ----------
                                                     258,876
                                                  ----------
        RETAIL -- 15.7%
2,300   Bed Bath & Beyond, Inc. (b).............      86,802
1,650   Best Buy Co., Inc. (b)..................      59,895
2,450   Chico's FAS, Inc. (b)...................      88,984
1,500   Home Depot, Inc.........................      55,095
  900   Kohl's Corp. (b)........................      63,072
1,900   Lowe's Companies, Inc...................      86,260
1,400   Staples, Inc. (b).......................      27,580
1,150   Target Corp.............................      43,815
1,300   Wal-Mart Stores, Inc....................      71,513
                                                  ----------
                                                     583,016
                                                  ----------
        SCHOOLS & EDUCATIONAL SERVICES -- 0.5%
  500   Apollo Group, Inc., Class A (b).........      19,710
                                                  ----------
        SEMICONDUCTORS -- 6.5%
6,400   Applied Materials, Inc. (b).............     121,728
2,200   Intel Corp..............................      40,194
1,000   Linear Technology Corp..................      31,430
1,400   Novellus Systems, Inc. (b)..............      47,600
                                                  ----------
                                                     240,952
                                                  ----------
        TELECOMMUNICATIONS-EQUIPMENT -- 0.4%
1,000   Nokia Corp. -- ADR......................      14,480
                                                  ----------
        Total Common Stocks.....................   3,724,061
                                                  ----------
INVESTMENT COMPANIES -- 0.9%
1,000   AIM Liquid Assets Money Market Fund.....       1,000
34,071  AIM Prime Money Market Fund.............      34,071
                                                  ----------
        Total Investment Companies..............      35,071
                                                  ----------
        TOTAL (Cost $4,106,563) -- 100.9% (a)...  $3,759,132
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $3,726,753.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation...............  $ 118,417
Unrealized depreciation...............   (465,848)
                                        ---------
Net unrealized appreciation...........  $ 347,431
                                        =========

(b)  Represents non-income producing security.
ADR -- American Depositary Receipt.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $4,106,563).........  $3,759,132
  Dividends receivable............................      1,607
  Receivable from capital shares issued...........      4,960
  Receivable from investments sold................     20,159
  Prepaid expenses and other assets...............        143
                                                    ---------
  Total Assets....................................  3,786,001
                                                    ---------
LIABILITIES:
  Payable for investments purchased...............     47,565
  Accrued expenses and other payables:
    Investment advisory fees......................      3,523
    Shareholder servicing fees....................        716
    Custody fees..................................         17
    Other.........................................      7,427
                                                    ---------
      Total Liabilities...........................     59,248
                                                    ---------
NET ASSETS:
    Capital.......................................  4,327,829
    Accumulated net investment loss...............     (9,968)
    Accumulated net realized losses from
     investment transactions......................   (243,677)
    Unrealized depreciation from investments......   (347,431)
                                                    ---------
      Net Assets..................................  $3,726,753
                                                    =========
    Outstanding units of beneficial interest
     (shares).....................................    482,017
                                                    =========
    Net Asset Value...............................  $    7.73
                                                    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $  7,500
                                                    --------
    Total income..................................     7,500
                                                    --------
EXPENSES:
    Investment advisory fees......................     9,751
    Administration fees...........................     2,786
    Shareholder servicing fees....................     3,483
    Accounting fees...............................     1,781
    Audit fees....................................     4,466
    Custodian fees................................        84
    Transfer agent fees...........................     5,000
    Other fees....................................     1,359
                                                    --------
      Total expenses before fee reductions........    28,710
    Expenses reduced by Investment Advisor........    (3,665)
    Expenses reduced by Administrator.............    (2,786)
    Expenses reduced by Transfer Agent............    (4,791)
                                                    --------
    Net expenses..................................    17,468
                                                    --------
Net Investment Loss...............................    (9,968)
                                                    --------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................  (100,523)
  Change in unrealized appreciation/depreciation
   from investments...............................  (394,720)
                                                    --------
    Net realized/unrealized losses from
     investments..................................  (495,243)
                                                    --------
    Change in net assets resulting from
     operations...................................  $(505,211)
                                                    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED     PERIOD ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2002        2001 (A)
                                          -----------  -------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment loss...................  $   (9,968)   $   (6,365)
  Net realized losses from investment
   transactions.........................    (100,523)     (143,154)
  Change in unrealized
   appreciation/depreciation from
   investments..........................    (394,720)       47,289
                                          ----------    ----------
  Change in net assets resulting from
   operations...........................    (505,211)     (102,230)
                                          ----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........   2,239,797     2,339,599
  Cost of shares redeemed...............    (105,689)     (139,513)
                                          ----------    ----------
  Change in net assets from capital
   share transactions...................   2,134,108     2,200,086
                                          ----------    ----------
  Change in net assets..................   1,628,897     2,097,856
NET ASSETS:
  Beginning of period...................   2,097,856       --
                                          ----------    ----------
  End of period.........................  $3,726,753    $2,097,856
                                          ==========    ==========
SHARE TRANSACTIONS:
  Issued................................     261,744       248,635
  Redeemed..............................     (12,830)      (15,532)
                                          ----------    ----------
  Change in shares......................     248,914       233,103
                                          ==========    ==========
------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                          SIX MONTHS
                                             ENDED     PERIOD ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2002        2001 (A)
                                          -----------  -------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 9.00        $10.00
                                            ------        ------
OPERATIONS:
Net investment loss.....................     (0.02)        (0.03)
Net realized/unrealized losses from
 investments............................     (1.25)        (0.97)
                                            ------        ------
Total from operations...................     (1.27)        (1.00)
                                            ------        ------
NET ASSET VALUE, END OF PERIOD..........    $ 7.73        $ 9.00
                                            ======        ======
Total Return............................    (14.11%)(b)    (10.00%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......    $3,727        $2,098
Ratio of expenses to average net
 assets.................................      1.25%(c)      1.24%(c)
Ratio of net investment loss to average
 net assets.............................     (0.71%)(c)     (0.71%)(c)
Ratio of expenses to average net
 assets*................................      2.05%(c)      4.50%(c)
Portfolio turnover......................     30.41%        32.13%
------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Equity Income Fund ("Equity Income Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the Amsouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange-listed securities generally are valued at the closing price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities generally are valued at their latest bid quotation in their principal market. If no such bid is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Trust's Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Select Equity Fund may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    FINANCIAL INSTRUMENTS--The Equity Income Fund may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as a realized gain to the Fund.

    The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is exercised. They would be required to sell the securities

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)
    at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

    FEDERAL INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2002, were as follows:

                                                  PURCHASES      SALES
                                                 -----------  -----------
       Equity Income Fund......................  $54,373,427  $60,901,173
       Select Equity Fund......................  $14,286,204  $ 3,498,151
       Capital Growth Fund.....................  $ 3,030,611  $   825,261

 4.  RELATED PARTY TRANSACTIONS:

    Under the terms of the investment advisory agreement, AmSouth Investment Management Company, LLC ("AIMCO") is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

       FUNDS                                     ADVISORY FEES
       -----                                     -------------
       Equity Income Fund .....................         0.60%
       Select Equity Fund .....................         0.80%
       Capital Growth Fund.....................         0.70%

    AIMCO has voluntarily agreed to reduce and/or reimburse its fees for Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the funds.

    AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, Inc. ("AIS") for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

 5.  TRUSTEES

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                              POSITION(S)   TERM OF OFFICE                                FUND COMPLEX
                               HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY
NAME, ADDRESS, AND AGE           FUND         TIME SERVED        DURING PAST 5 YEARS         TRUSTEE
----------------------        -----------  -----------------  --------------------------  -------------
NON-INTERESTED TRUSTEES

James H. Woodward             Trustee      Indefinite         Chancellor, University of        26
University of North Carolina               4/97 to present    North Carolina at
  at Charlotte                                                Charlotte--7/89 to present
9201 University City Blvd.
Charlotte, NC 28223
Birthdate: 11/24/1939

Michael Van Buskirk           Trustee      Indefinite         Chief Executive Officer,         26
3435 Stelzer Road                          4/97 to present    Ohio Bankers Assoc.
Columbus, Oh 43219                                            (industry trade
Birthdate: 02/22/1947                                         association)--5/91 to
                                                              present
INTERESTED TRUSTEE

Walter B. Grimm(1)            Trustee      Indefinite         Employee of BISYS Fund           26
3435 Stelzer Road                          4/97 to present    Services--6/92 to present
Columbus, Oh 43219
Birthdate: 06/30/1945


                                    OTHER TRUSTEESHIPS
NAME, ADDRESS, AND AGE               HELD BY TRUSTEE*
----------------------        ------------------------------
NON-INTERESTED TRUSTEES
James H. Woodward             J.A. Jones, Inc.
University of North Carolina
  at Charlotte
9201 University City Blvd.
Charlotte, NC 28223
Birthdate: 11/24/1939
Michael Van Buskirk           Coventry Corporation
3435 Stelzer Road
Columbus, Oh 43219
Birthdate: 02/22/1947

INTERESTED TRUSTEE
Walter B. Grimm(1)            1st Source Monogram Funds
3435 Stelzer Road
Columbus, Oh 43219            American Performance
Birthdate: 06/30/1945
                              Brenton Mutual Funds

                              Counter Bond Fund

                              Kensington Funds

                              Performance Funds Trust

                              The Shelby Funds

                              United American Cash Reserves

                              UST of Boston

--------------------------

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.
  *  Not reflected in prior column.